Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts receivable, allowance for doubtful accounts	$ 14,053	$ 12,139
Containers, accumulated depreciation	810,393	671,291
Fixed assets, accumulated depreciation	9,836	9,139
Intangible assets, accumulated amortization	$ 35,709	$ 30,968
Common shares, par value	$ 0.01	$ 0.01
Common shares, Authorized	140,000,000	140,000,000
Common shares, issued	57,163,095	56,863,094
Common shares, outstanding	56,533,095	56,863,094
Treasury shares, at cost, shares	630,000